BASIC AND DILUTED NET LOSS PER COMMON SHARE	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 3     BASIC AND DILUTED NET LOSS PER COMMON SHARE

The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the periods as follows:

	For the Three Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(370,249)	$(424,521)
Denominator: Weighted average number of common shares outstanding	401,673,199	371,151,459
Basic and diluted net loss per common share	$(0.00)	$(0.00)

	For the Nine Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(1,622,122)	$(1,232,683)
Denominator: Weighted average number of common shares outstanding	398,041,211	370,333,703
Basic and diluted net loss per common share	$(0.00)	$(0.00)

Common stock equivalents, consisting of options to purchase 20,315,000 shares and warrants to purchase up to $1,000,000 of common stock, with the number of shares determined based on a 40% discount of the 20-day average stock price prior to the date of exercise, and a warrant to purchase 750,000 shares of common stock at a specified price have not been included in the calculation as their effect is antidilutive for the periods presented.